Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 4,612	$ 3,895
Service cost	188	152	$ 168
Interest cost	195	197	170
Actuarial loss (gain)	(176)	781
Lump sum settlements	(37)	(286)
Benefit payments	(132)	(127)
Benefit obligation at end of measurement period	4,650	4,612	3,895
Change In Fair Value Of Plan Assets
Balance at beginning of period	3,187	2,831
Actual return on plan assets	(99)	269
Employer contributions	436	500
Lump sum settlements	(37)	(286)
Benefit payments	(132)	(127)
Balance at end of period	3,355	3,187	2,831
Funded (Unfunded) Status	(1,295)	(1,425)
Current benefit liability	(21)	(21)
Noncurrent benefit liability	(1,274)	(1,404)
Recognized amount	(1,295)	(1,425)
Net actuarial gain (loss)	(1,806)	(1,894)
Net prior service credit (cost)	7	11
Recognized amount	(1,799)	(1,883)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	104	100
Service cost			3
Interest cost	3	3	4
Participants' contributions	10	11
Actuarial loss (gain)	(5)	13
Benefit payments	(21)	(25)
Federal subsidy on benefits paid	2	2
Benefit obligation at end of measurement period	93	104	100
Change In Fair Value Of Plan Assets
Balance at beginning of period	85	92
Employer contributions	8	7
Participants' contributions	10	11
Benefit payments	(21)	(25)
Balance at end of period	82	85	$ 92
Funded (Unfunded) Status	(11)	(19)
Noncurrent benefit liability	(11)	(19)
Recognized amount	(11)	(19)
Net actuarial gain (loss)	55	55
Net prior service credit (cost)	28	31
Recognized amount	$ 83	$ 86